Stockholders’ (Deficit) Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Stockholders’ (Deficit) Equity

Note 9 – Stockholders’ (Deficit) Equity

On May 5, 2023, the Company amended its articles of incorporation to increase the number of authorized shares of common stock of the Company to 400,000,000.

Stock issuance for services and stock based compensation

During the six months ended June 30, 2023, the Company issued 6,075,578 shares of common stock, to officers, employees and vendors for services valued at $432,113.

During the six months ended June 30, 2023 and 2022, the Company also recognized $217,723 of expense relating to the vesting of common stock issued to the Company’s Chairman and CEO.

Settlement of accrued liabilities for common stock

During the six months ended June 30, 2023, the Company issued 12,149,670 shares of common stock, to officers, employees and vendors for accumulated past services of $807,076, including $416,667 to its Chairman and CEO, see note 10. The Company owes 96,882 shares of common stock to a vendor for services, leaving a payable of $7,565, which is included in accounts payable and accrued expenses on the consolidated balance sheet as of June 30, 2023.

Stock issued for LFR Acquisition

During the six months ended June 30, 2023, the Company issued 2,400,000 shares of common stock for the acquisition of LFR with a fair value of $271,920 (see Note 4).

Stock issued for loan extension

On June 8, 2022, the Company issued 100,000 shares of common stock valued at $300,000 to one of its note holders per the loan extension agreement (see Note 3). The Company recognized $878,806 loss on extinguishment of the note.

On July 13, 2022, the Company entered into an amendment of its original promissory convertible note of September 1, 2021 with the note holder. The terms of the original note was amended to increase the principal balance of the note by $70,833; as well as granting 186,220 warrants and 75,512 common shares as consideration for a 90-day extension of the note. The common shares were issued to the lender as well as the original 74,488 common shares that were to be issued upon entering into the original loan agreement dated September 1, 2021. The Company recognized $955,658 loss on extinguishment of the note.

On August 18, 2022, the Company entered into an additional amendment of a previous amendment dated May 31, 2022, of its original promissory convertible note executed on September 3, 2021. Under the terms of the new amendment dated August 18, 2022, the note is extended until September 30, 2022 and in exchange, the Company agreed to provide the noteholder with 200,000 shares of common stock. In addition, the noteholder also agreed to cancel 500,000 warrants previously issued to the noteholder in exchange for an additional 200,000 shares of Company’s common stock. The Company recognized $423,176 loss on extinguishment of the note and a $1,183,544 gain on extinguishment upon cancellation of the warrants and derivative liabilities associated with the warrants.

On August 26, 2022, the Company cancelled 370,000 warrants previously issued to a note holder in exchange for the 370,000 common shares valued at $1,213,710. The Company recognized a $4,106,707 gain on extinguishment upon cancellation of the warrants and derivative liabilities associated with the warrants that was partially offset by a loss on extinguishment of $77,960.

Conversion of convertible notes and accrued interest to common stock

On September 19, 2022, the Company, under the terms of the note, issued 329,670 common shares upon the conversion of $148,870 in notes payable plus $1,250 in transaction fees. Upon conversion and settlement of the derivative liability, the Company recognized a $214,655 gain on extinguishment.

On September 20, 2022, the Company, under the terms of the note, issued 250,438 common shares upon the conversion of $100,000 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $100,808 gain on extinguishment.

On September 29, 2022, the Company, under the terms of the note, issued 1,355,222 common shares upon the conversion of $388,000 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $341,156 gain on extinguishment.

On December 9, 2022, the Company, under the terms of the note, issued 256,410 common shares upon the conversion of $39,744 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $41,435 gain on extinguishment.

On December 9, 2022, the Company, under the terms of the note, issued 1,923,077 common shares upon the conversion of $148,077 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $148,254 gain on extinguishment.

On January 13, 2023, the Company, under the terms of the note, issued 2,600,000 common shares upon the conversion of $130,000 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $155,870 gain on extinguishment.

On January 23, 2023, the Company, under the terms of the note, issued 2,666,763 common shares upon the conversion of $133,000 in notes payable. Upon conversion and settlement of the derivative liability, the Company recognized a $162,808 gain on extinguishment.

On April 26, 2023 and June 7, 2023, the Company issued 6,340,591 common shares valued at $843,933 upon the conversion of notes payable. Upon conversion of the note and settlement and derivative liability, the Company recognized a $132,142 loss on extinguishment, see Note 6.

On May 1, 2023 and June 21, 2023, the Company issued 5,120,200 common shares valued at $250,889, resulting in a loss on extinguishment of $79,212, see Note 6.

On June 12, 2023, the Company issued 5,522,303 common shares upon the conversion of $276,115 in notes payable and accrued interest. Upon conversion, the Company recognized a $5,516 loss on extinguishment.

Reclassification of derivative liabilities to APIC

On May 1, 2023, the Company no longer had derivative liabilities associated with the warrants and their cumulative value of $1,011,451 was reclassified into additional paid in capital on the consolidated statement of stockholders’ deficit.